Trade Receivables - Expected Credit Losses Based on Past Due Days (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables Of Energy Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	$ 13,280	$ 11,849
Trade Receivables Of Energy Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	14,748	13,237
Trade Receivables Of Energy Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (1,468)	$ (1,388)
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 13,135	$ 11,705
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	13,135	11,705
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 90	$ 95
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	90	95
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 55	$ 49
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	110	98
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (55)	$ (49)
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	1,413	1,339
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	(1,413)	(1,339)
Trade Receivables Of Energy Other Than Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	3,697	5,286
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	3,941	5,413
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (244)	$ (127)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 3,527	$ 5,102
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	3,527	5,102
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Financial assets	$ 160	$ 151
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	227	216
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (67)	$ (65)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 10	$ 33
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	19	66
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (9)	$ (33)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	168	29
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (168)	$ (29)